UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                             MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-09727
                      ADVANTAGE ADVISERS SAWGRASS FUND, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor

                               NEW YORK, NY 10166
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor

                               NEW YORK, NY 10022
                -----------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: DECEMBER 31
                                               ------------

             Date of reporting period: JULY 1, 2003 - JUNE 30, 2004
                                       -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004


CWH ASSOCIATES, INC.
ADVANTAGE ADVISERS SAWGRASS FUND, LLC
PROXY VOTING SUMMARY

07-01-03 TO 06-30-04



                                                                     CUSIP/         S'HOLDER       RECORD            SHARES
        SECURITY NAME                             SYMBOL             SEDOL          MTG DATE        DATE              HELD

AEROPOSTALE                                         ARO            007865108        06/16/04       04/29/04          23,625
ASK JEEVES INC                                     ASKJ            045174109        05/19/04       03/26/04          19,950
AVID TECHNOLOGY INC                                AVID            05367P100        05/26/04       03/31/04          15,950
BINDVIEW DEVELOPMENT CORP                          BVEW            090327107        05/27/04       04/01/04          69,900
CACI INTL                                           CAI            127190304        11/20/03       09/24/03          28,300
CAREER EDUCATION CORP                              CECO            141665109        05/21/04       03/23/04          18,750
COMVERSE TECHNOLOGY INC                            CMVT            205862402        06/15/04       04/27/04          52,500
THE COOPER COMPANIES INC                            COO            216648402        03/23/04       02/03/04          28,750
CORINTHIAN COLLEGES INC                            COCO            218868107        11/20/03       10/01/03          20,350
EBAY INC                                           EBAY            278642103        06/24/04       04/26/04          10,650
EBAY INC                                           EBAY            278642104        06/24/04       04/26/04          10,650
FINDWHAT.COM INC                                   FWHT            317794105        12/15/03       10/28/03          26,250
GUESS ? INC                                         GES            401617105        05/10/04       04/05/04          41,800
HYPERION SOLUTIONS CORP                            HYSL            44914M104        11/10/03       09/16/03          13,700
MONSTER WORLDWIDE                                  MNST            611742107        06/16/04       04/26/04          18,620
NBTY INC                                            NTY            628782104        04/26/04       03/22/04          15,850
NIC INC                                            EGOV            62914B100        05/04/04       03/15/04         193,300
NORTHWEST AIRLINES CORP                            NWAC            667280101        04/23/04       02/27/04          39,200
NORTHWEST AIRLINES CORP                            NWAC            667280102        04/23/04       02/27/04          39,200
PAYLESS SHOESOURCES INC                             PSS            704379106        05/27/04       04/01/04          26,400
PETSMART INC                                       PETM            716768106        06/10/04       04/12/04          44,550
PIXELWORKS INC                                     PXLW            72581M107        05/25/04       03/26/04          28,850
POWER INTEGRATIONS INC                             POWI            739276103        06/03/04       04/12/04          16,480
RAINMAKER SYSTEMS                                  RMKR            750875106        05/06/04       03/22/04          50,850
SABA SOFTWARE INC                                  SABA            784932600        11/06/03       09/15/03         116,900
SCIENTIFIC LEARNING CORP                           SCIL            808760102        06/07/04       04/13/04         113,099
SUNOPTA INC                                        STKL            8676EP108        05/13/04       03/31/04         192,650
SUPPORTSOFT INC                                    SPRT            868587106        05/25/04       03/31/04         130,950
SYLVAN LEARNING SYSTEMS INC                        SLVN            871399101        06/25/04       04/16/04          29,650
TOO INC                                             TOO            890333107        05/13/04       03/26/04          26,400
TRACTOR SUPPLY CO                                  TSCO            892356106        04/15/04       03/02/04          25,000
TRIDENT MICROSYSTEMS INC                           TRID            895919108        03/17/04       02/04/04          69,800
TYLER TECHNOLOGY INC                                TYL            902252105        05/06/04       03/19/04          71,800
URBAN OUTFITTERS INC                               URBN            917047102        06/01/04       04/19/04          10,500
VCA ANTECH INC                                     WOOF            918194101        07/12/04       05/13/04          26,400
WEST MARINE INC                                    WMAR            954235107        05/12/04       03/23/04          49,065
WHOLE FOODS MARKET INC                             WFMI            966837106        03/22/04       01/22/04          36,750
WHOLE FOODS MARKET INC                             WFMI            966837107        03/22/04       01/22/04          36,750



                                                                   PROPOSING                         (FOR/
                                                                     PARTY                          AGAINST/         FOR/
                                               SUMMARY OF          (ISSUER/           VOTED?        ABSTAIN/        AGAINST
        SECURITY NAME                       MATTER(S) VOTED*     SHAREHOLDER)        (YES/NO)      WITHHOLD)         MGMT

AEROPOSTALE                                       DIR/PAY           ISSUER             YES            FOR            FOR
ASK JEEVES INC                                    DIR/IPA           ISSUER             YES            FOR            FOR
AVID TECHNOLOGY INC                               DIR/IPA           ISSUER             YES            FOR            FOR
BINDVIEW DEVELOPMENT CORP                         DIR/RET           ISSUER             YES            FOR            FOR
CACI INTL                                         DIR/IPA           ISSUER             YES            FOR            FOR
CAREER EDUCATION CORP                           DIR/SHS/IPA         ISSUER             YES            FOR            FOR
COMVERSE TECHNOLOGY INC                         DIR/SHS/IPA         ISSUER             YES            FOR            FOR
THE COOPER COMPANIES INC                        DIR/IPA/SHS         ISSUER             YES            FOR            FOR
CORINTHIAN COLLEGES INC                         DIR/SHS/IPA         ISSUER             YES            FOR            FOR
EBAY INC                                       DIR/RET/SHS/IPA      ISSUER             YES            FOR            FOR
EBAY INC                                            PAY             SHOLDER            YES          AGAINST          FOR
FINDWHAT.COM INC                                  DIR/SHS           ISSUER             YES            FOR            FOR
GUESS ? INC                                      DIR/PAY/IPA        ISSUER             YES            FOR            FOR
HYPERION SOLUTIONS CORP                          DIR/SHS/IPA        ISSUER             YES            FOR            FOR
MONSTER WORLDWIDE                                 DIR/PAY           ISSUER             YES            FOR            FOR
NBTY INC                                          DIR/IPA           ISSUER             YES            FOR            FOR
NIC INC                                          DIR/PAY/IPA        ISSUER             YES            FOR            FOR
NORTHWEST AIRLINES CORP                             DIR             ISSUER             YES            FOR            FOR
NORTHWEST AIRLINES CORP                             RTS             SHOLDER            YES          AGAINST          FOR
PAYLESS SHOESOURCES INC                           DIR/IPA           ISSUER             YES            FOR            FOR
PETSMART INC                                      DIR/IPA           ISSUER             YES            FOR            FOR
PIXELWORKS INC                                   DIR/PAY/RET        ISSUER             YES            FOR            FOR
POWER INTEGRATIONS INC                         DIR/PAY/SHS/IPA      ISSUER             YES            FOR            FOR
RAINMAKER SYSTEMS                                 DIR/IPA           ISSUER             YES            FOR            FOR
SABA SOFTWARE INC                                 DIR/IPA           ISSUER             YES            FOR            FOR
SCIENTIFIC LEARNING CORP                        DIR/PAY/SHS         ISSUER             YES            FOR            FOR
SUNOPTA INC                                       PAY/SHS           ISSUER             YES            FOR            FOR
SUPPORTSOFT INC                                   DIR/IPA           ISSUER             YES            FOR            FOR
SYLVAN LEARNING SYSTEMS INC                       DIR/IPA           ISSUER             YES            FOR            FOR
TOO INC                                           DIR/PAY           ISSUER             YES            FOR            FOR
TRACTOR SUPPLY CO                               DIR/IPA/PAY         ISSUER             YES            FOR            FOR
TRIDENT MICROSYSTEMS INC                            SHS             ISSUER             YES            FOR            FOR
TYLER TECHNOLOGY INC                            DIR/PAY/IPA         ISSUER             YES            FOR            FOR
URBAN OUTFITTERS INC                            DIR/SHS/PAY         ISSUER             YES            FOR            FOR
VCA ANTECH INC                                  DIR/SHS/IPA         ISSUER             YES            FOR            FOR
WEST MARINE INC                                     DIR             ISSUER             YES            FOR            FOR
WHOLE FOODS MARKET INC                          DIR/PAY/IPA         ISSUER             YES            FOR            FOR
WHOLE FOODS MARKET INC                              RTS             SHOLDER            YES          AGAINST          FOR

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     ADVANTAGE ADVISERS SAWGRASS FUND, LLC
               -----------------------------------------------------------------

By (Signature and Title)*  /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                          Marshall Dornfeld, Chief Executive Officer
                          (Principal Executive Officer)

Date            AUGUST 10, 2004
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.